PREMISES AND EQUIPMENT (Details) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Land	1,045	959
Buildings used in operations	3,027	2,647
Installations, furniture, equipment and security and communication	2,279	1,915
Data processing equipment	4,635	3,918
Cost of software developed or obtained for internal use	1,313	1,298
Assets held for sale	19	23
TOTAL	12,470	11,125
Accumulated Depreciation Depletion And Amortization	(7,319)	(6,553)
Premises and equipment, net	5,151	4,572
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Other Equipments	9	16
Accumulated Depreciation Depletion And Amortization	(6)	(11)
Annual Depreciation Rates	20	20
Other Capitalized Property Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Other Equipments	143	349
Accumulated Depreciation Depletion And Amortization	(166)	(196)
Annual Depreciation Rates	20	20
Building [Member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation Depletion And Amortization	(1,892)	(1,718)
Annual Depreciation Rates	4	4
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation Depletion And Amortization	(1,228)	(925)
Annual Depreciation Rates	10% to 25%	10% to 25
Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation Depletion And Amortization	(3,352)	(3,073)
Annual Depreciation Rates	20% to 50%	20% to 50%
Software [Member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation Depletion And Amortization	(675)	(630)
Annual Depreciation Rates	20% to 33	20% to 33%